GOODWILL DISCLOSURE (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1			$ 18,293
Translation Differences And Other	75	261
Goodwill acquired	50	302
Goodwill, balance as of December 31	18,981	18,856	18,293
Generics [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of December 31	9,088
Specialty [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of December 31	8,668
Other Good Will [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of December 31	$ 1,225